Summary of Significant Accounting Policies - Schedule of Finite-Lived Intangible Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Cost	$ 2,013,000	$ 2,013,000
Accumulated Amortization	(659,818)	(392,002)
Net Balance	1,353,182	1,620,998
Trademarks and Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	461,000	461,000
Accumulated Amortization	(113,679)	(67,575)
Net Balance	347,321	393,425
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	458,000	458,000
Accumulated Amortization	(161,322)	(95,898)
Net Balance	296,678	362,102
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,094,000	1,094,000
Accumulated Amortization	(384,817)	(228,529)
Net Balance	$ 709,183	$ 865,471